Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SGD ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,293,378)	$ (3,074,041)	$ (1,893,275)	$ (2,097,759)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	22,345	29,952	12,886	74,780
Amortization of operating lease right-of-use assets	218,936	293,461	226,300	254,838
Provision for doubtful accounts	12,446	16,683	23,210	3,712
Changes in assets and liabilities:
Accounts receivable	(94,749)	(127,005)	99,310	163,862
Prepayments	7,490	10,040	(50,898)	37,368
Other current assets, net	(1,735)	(2,326)	24,671	(24,451)
Deposits	(17,231)	(23,097)	31,948	12,631
Accounts payable	(22,201)	(29,758)	(255,390)	269,592
Contract liabilities	86,511	115,960	70,346	6,016
Accrued liabilities and other payables	(54,159)	11,897	130,531	(48,935)
Other taxes payable	31,518	(42,246)	16,574	(6,468)
Operating lease obligation	(213,248)	(285,837)	(248,277)	(244,013)
NET CASH USED IN OPERATING ACTIVITIES	(2,317,455)	(3,106,317)	(1,812,064)	(1,598,827)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(11,434)	(15,327)	(42,308)	(23,737)
Amount loans to a shareholder			(870,728)
Loan repayment by a shareholder	649,603	870,728
NET CASH USED IN INVESTING ACTIVITIES	638,169	855,401	(913,036)	(23,737)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from common shares issued for cash			4,710,000
Amounts lend from a shareholder	1,708,478	2,290,044		30,296
Repayment of due to a shareholder			(636,898)
Repayment of due to a shareholder			636,898
Proceeds from the bank loans				1,500,000
Repayment of bank loans	(230,126)	(308,461)	(299,543)	(110,294)
Deferred IPO costs	(504,567)	(676,321)
NET CASH PROVIDED BY FINANCING ACTIVITIES	973,785	1,305,262	3,773,559	1,420,002
NET CASH PROVIDED BY FINANCING ACTIVITIES	973,785	1,305,262	3,773,559	1,420,002
Foreign currency effect	19,514	26,156	5,880	3,854
NET CHANGE IN CASH AND CASH EQUIVALENTS	(685,987)	(919,498)	1,054,339	(198,708)
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Period Increase (Decrease), Including Exchange Rate Effect, Total	(685,987)	(919,498)	1,054,339	(198,708)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF PERIOD	910,870	1,220,931	166,592	365,300
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT PERIOD END	224,883	301,433	1,220,931	166,592
SUPPLEMENTAL CASH FLOW INFORMATION:
Income tax paid
Interest expense	29,209	39,152	49,926	30,364
Initial recognition of beneficial conversion feature from issuance of convertible loans				$ 500,000